Organization and Business Description (Details) - Schedule of Balance Sheets	Dec. 31, 2022 USD ($)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 30, 2017 CNY (¥)
Schedule of Balance Sheets [Abstract]
Cash and cash equivalents	$ 336,871	$ 29,467,667	¥ 200,000,000	$ 3,870,916	¥ 90,000
Accounts receivable, net	200,539			6,861,672
Inventories	3,590			2,865,958
Due from related parties	391,982			52,268
Prepaid expenses and other current assets	2,537,524			3,002,698
Total current assets	3,470,506			16,653,512
Long term prepayments and other non-current assets	14,358
Plant, property and equipment, net	2,874,500			3,351,321
Intangible assets, net	31,036			3,594,977
Long-term investments	3,019,281			5,381,441
Operating lease right-of-use assets				224,773
Deferred tax assets				852,037
Total non-current assets	5,939,175			13,404,549
Total assets	9,409,681			30,058,061
Accounts payable	50,953			34,486
Deferred revenue	222,605			179,407
Deferred revenue - related parties	347,471
Deferred government subsidy	2,871,665
Income taxes payable	506,638			1,076,518
Due to related parties	96,627
Operating lease liabilities, current				99,569
Accrued expenses and other current liabilities	293,699			313,685
Total current liabilities	4,389,658			1,703,665
Total liabilities	$ 4,389,658			$ 1,703,665